Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Highlander Silver Corp.
Entity Central Index Key	0002013223
Entity File Number	001-43170
Entity Incorporation, State or Country Code	Z4
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	2500 – 100 King Street West
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5X 1A9
City Area Code	(416)
Local Phone Number	366-5678
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	HSLV
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	130,910,687
Business Contact
Document Information [Line Items]
Contact Personnel Name	C T Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	894-8940